Description of Organization and Business Operations and Liquidity (Details) - USD ($)								3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 02, 2024	Apr. 11, 2024	Apr. 10, 2024	Jan. 10, 2024	Jan. 09, 2024	Jul. 09, 2023	Jan. 14, 2022	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Oct. 09, 2024	Sep. 24, 2024	Sep. 20, 2024	Aug. 06, 2024	May 03, 2024	Jan. 26, 2024	Jul. 27, 2023	Apr. 03, 2023	Jan. 06, 2023
Description of Organization and Business Operations and Liquidity
Number of units issued							11,500,000
Unit price							$ 10.1
Proceeds from issuance of units							$ 116,150,000
Number of shares of common stock to be issued										250,000
Percentage of assets held in trust required								80.00%		80.00%	80.00%
Percentage of post transaction ownership required								50.00%		50.00%	50.00%
Common stock subject to possible redemption, redemption price per share								$ 10.83		$ 10.83	$ 10.83
Minimum amount of net intangible assets								$ 5,000,001		$ 5,000,001	$ 5,000,001
Percentage of shares subject to lockup provision										15.00%	15.00%
Percentage of commitment redemption										100.00%	100.00%
Payment of a nominal fee					$ 100	$ 100
Aggregate number of shares, stockholders elected to redeem						464,811
Redeemed share of common stock					31,143
Stock redemption, redemption price per share					$ 10.51
Stockholders redeem total					$ 327,375					$ 327,375
Amount to be deposited in trust account for extending the termination date of investment management trust agreement	$ 100		$ 100	$ 100	$ 100
Amount to be used for working capital expenses and tax obligations		$ 254,269
Excess of interest was erroneously withdrawn from the trust account								108,611	$ 108,611	108,611	$ 108,611
Restricted cash								45,150		45,150	8,651
Amounts to be deposited into trust account										63,319	99,961
Maximum amount of dissolution expenses								$ 100,000		$ 100,000	$ 100,000
Share price per share						$ 10.53		$ 10.1		$ 10.1	$ 10.1									$ 10.2
Working capital deficit								$ 3,664,323		$ 3,664,323	$ 3,187,882
Current tax obligations										597,824
Due from sponsor										63,319	(99,961)
Related payable										63,319	(99,961)
Amounts to be used for settlement of tax obligation										63,319	99,961
Minimum net tangible assets upon consummation of the Business Combination																			$ 50,000,000
Cycurion
Description of Organization and Business Operations and Liquidity
Transaction expenses													$ 185,000	$ 185,000
Cycurion | Promissory Note
Description of Organization and Business Operations and Liquidity
Aggregate principal amount of loan								554,269		554,269	200,000					$ 554,269	$ 300,000	$ 200,000
Sponsor
Description of Organization and Business Operations and Liquidity
Number of shares planned to be transferred to investors each month															5,000
Number of shares held prior to business combination agreed not to redeem															99,800
Transaction expenses													$ 230,000	$ 230,000
Due from Sponsor								$ 63,319		63,319
Subsequent event
Description of Organization and Business Operations and Liquidity
Amount to be used for working capital expenses and tax obligations		$ 254,269
Aggregate principal amount of loan																	$ 300,000
Subsequent event | Sponsor
Description of Organization and Business Operations and Liquidity
Number of shares planned to be transferred to investors each month												5,000
Number of shares held prior to business combination agreed not to redeem												99,800
IPO
Description of Organization and Business Operations and Liquidity
Number of units issued							10,000,000
Unit price							$ 10
Proceeds from issuance of units							$ 100,000,000
Number of shares in a unit							1
Number of warrants in a unit							1
Number of shares issuable per warrant (in shares)							1
Exercise price of warrant							$ 11.5
Aggregate offering cost										1,029,116	1,029,116
Underwriters fees										500,000	500,000
Other offering cost										$ 529,116	$ 529,116
Percentage of marketing agreement fees payable										4.50%
Aggregate amount due to A.G.P										$ 5,175,000
Over-allotment Units
Description of Organization and Business Operations and Liquidity
Number of units issued							1,500,000			1,500,000	1,500,000
Unit price							$ 10
Proceeds from issuance of units							$ 15,000,000
Private Placement
Description of Organization and Business Operations and Liquidity
Number of units issued							361,000
Unit price							$ 10
Proceeds from issuance of units							$ 3,610,000
Number of shares in a unit							1
Number of warrants in a unit							1
Exercise price of warrant							$ 11.5
Private Placement | Western Acquisition Ventures Sponsor LLC
Description of Organization and Business Operations and Liquidity
Number of units issued							15,000
Proceeds from issuance of units							$ 150,000